Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,125,506	$ 1,035,467
Clinical Research
Segment Reporting Information [Line Items]
Assets	1,070,024	980,283
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 55,482	$ 55,184